Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions Details [Line Items]
Related Party Transactions

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On September 15, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 5,750,000 shares of Class B common stock (the “Founder Shares”). On January 14, 2021, the Company effected a stock dividend of 0.2 shares for each outstanding Founder Share, resulting in an aggregate of 6,900,000 Founder Shares outstanding. The Founder Shares included an aggregate of up to 900,000 shares subject to forfeiture to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the holders of the Founder Shares would collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (not including any Public Shares purchased in the Initial Public Offering). As a result of the underwriter’s election to fully exercise the over-allotment option, no Founder Shares are currently subject to forfeiture.

The holders of the Founder Shares have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (1) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Due to Sponsor

At the closing of the Private Placement, on January 20, 2021, $212,308 of excess funding was due to be repaid to the Sponsor.

Promissory Note — Related Party

On September 14, 2020, the Sponsor agreed to loan the Company an aggregate of up to $150,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest bearing and is payable on the earlier of (i) June 30, 2021, (ii) the consummation of the Initial Public Offering or (iii) the date on which the Company determines not to proceed with the Initial Public Offering. As of December 31, 2020, there was $105,336 in borrowings outstanding under the Promissory Note, which is currently due on demand.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or the Company’s directors and officers or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

Executive Compensation

The Company may pay salaries or consulting fees to its officers prior to a Business Combination of up to an aggregate of $300,000 for their services in assisting the Company in locating and consummating a Business Combination.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 15, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 5,750,000 shares of Class B common stock (the “Founder Shares”). On January 14, 2021, the Company effected a stock dividend of 0.2 shares for each outstanding Founder Share, resulting in an aggregate of 6,900,000 Founder Shares outstanding. The Founder Shares included an aggregate of up to 900,000 shares subject to forfeiture to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the holders of the Founder Shares would collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (not including any Public Shares purchased in the Initial Public Offering). As a result of the underwriter’s election to fully exercise the over-allotment option, no Founder Shares are currently subject to forfeiture.

The holders of the Founder Shares have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (1) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

On April 5, 2021, the Company, Sponsor, and certain holders of Class B Common Stock in the Company entered into the Waiver Agreement pursuant to which Sponsor and certain other holders of Class B Common Stock in the Company have agreed, among other things, to irrevocably waive their respective anti-dilution and conversion rights set forth in the Company’s Amended and Restated Certificate of Incorporation and to forfeit a certain number of Rotor Class B Shares and Rotor Warrants. For more information, see the description of the Waiver Agreement in Note 1 above.

Promissory Notes — Related Party

On September 14, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note pursuant to which the Company could borrow up to an aggregate principal amount of $150,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the Initial Public Offering or (iii) the date on which the Company determines not to proceed with the Initial Public Offering. As of December 31, 2020, there were $105,336 and outstanding under the Promissory Note, which was repaid in January 2021.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or the Company’s directors and officers or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

On May 11, 2021, the Sponsor loaned to the Company an aggregate of $145,000 for working capital purposes. On June 9, 2021, the Sponsor agreed to loan the Company up to an additional $300,000   for working capital purposes. Each of the foregoing is evidenced by a separate promissory note (the “Notes”, each a “Note”) which is non-interest bearing and payable upon the consummation by the Company of a merger, share exchange, asset acquisition, or other similar business combination with one or more businesses or entities (a “Business Combination”). Upon consummation of a Business Combination, the Sponsor will have the option, but not the obligation, to convert the outstanding principal balance of the Notes, in whole or in part, into warrants of the Company, identical to the “private warrants” issued by the Company concurrently with its initial public offering (the “Warrants”), at a price of $1.00 per Warrant. Each Warrant may be exercised to purchase one share of Company Class A common stock at a price of $11.50 per share, subject to adjustment. The Warrants (i) will not be redeemable by the Company, (ii) may be exercised for cash or on a cashless basis so long as they are held by the initial holder or its permitted transferees, and (iii) are not transferable, assignable or salable until 30 days after the completion of the Business Combination except in limited circumstances.

If the Company does not consummate a Business Combination, the Notes will not be repaid and all amounts owed under the Notes will be forgiven except to the extent that the Company has funds available to it outside of its trust account established in connection with the initial public offering.

The Company borrowed $145,000 and $125,000 in May and June, respectively. At June 30, 2021 $270,000 was outstanding.

Executive Compensation

The Company may pay salaries or consulting fees to its officers prior to a Business Combination of up to an aggregate of $300,000 for their services in assisting the Company in locating and consummating a Business Combination.

The Company pays to two officers an aggregate amount of $15,000 per month for services rendered to the Company.  There is no contractual obligation requiring the Company to make these payments and it may determine to cease doing so at any time. For the three and six months ended June 30, 2021, the Company incurred and paid $37,500 and $82,500 in fees related to these services.

PIPE Financing

Messrs. Brian Finn, John Howard and Stefan Selig, each a director of the Company, is each a PIPE Investor, whereby each of Messrs. Finn, Howard and Selig agreed to purchase common stock of the Company, with aggregate commitments of $1.3 million, $1 million and $250,000, respectively. For more information, see the description of the PIPE Financing in Note 1 above.

Sarcos Corp and Subsidiaries
Related Party Transactions Details [Line Items]
Related Party Transactions

12. Related Party Transactions

As of December 31, 2020, the Company held a controlling interest of 79% in Zepto. The Chief Legal Officer of the Company was the owner of 21% of Zepto. On February 16, 2021, the Company acquired the non-controlling interest’s shares in Zepto for a purchase price of $200 making Zepto a wholly owned subsidiary of the Company.

During the six months ended June 30, 2020, the Company entered into an agreement with one of its investors, Delta Air Lines, Inc., to provide demonstration services. The Company recognized $100 of revenue related to these services during the six months ended June 30, 2020. No revenue was recognized for the six months ended June 30, 2021.

On April 4, 2021, the Company entered into an agreement with Palantir Technologies (Palantir) in which the Company has committed to utilize software and services from Palantir over the next six years for a total of $42,000. The software and services are an integral part of the Company’s plans to provide Robots as a Service upon commercialization of the Company’s Guardian® XO and XT robots. Palantir is one of the PIPE Investors in the proposed merger agreement with Rotor Acquisition Corp. The Company recognized $485 in operating expenses, related to services provided during the six months period ended June 30, 2021. The Company had an accounts payable balance of $162 related to the contract as of June 30, 2021.

On May 16, 2021, the Company entered into an agreement with Sparks Marketing Corp. to begin the construction of a mobile display to be used for demonstrations of Company products at prospective customer locations as well as other marketing events. Negotiations of this agreement involved an account executive at Sparks Marketing Corp. who is a family member of Ben Wolff, CEO. The Company recognized $501 related to costs capitalized to construction in progress for the mobile display for the period ended June 30, 2021.

12. Related Party Transactions

During the years ended December 31, 2020 and 2019, the Company entered into agreements with Delta Air Lines, Inc. and Microsoft Corporation to provide products and services.  For the year ended December 31, 2020, the Company recognized $100 of revenue related to demonstration services provided to Delta Air Lines, Inc.  Additionally, for the year ended December 31, 2019, the Company recognized $199 of revenue related to the sale of a Guardian S robot to Microsoft Corporation, along with customer-specific development services. Both Delta Air Lines, Inc. and Microsoft Corporation are Company stockholders.

During the years ended December 31, 2020 and 2019, the Company paid rent totaling $21 and $32, respectively, to the Chief Innovation Officer, who was the owner of an apartment that was used by the Company for temporary employee lodging.

The Company holds controlling interests of 79% in Zepto. The Chief Legal Officer of the Company is the owner of 21% of Zepto.